Income Taxes - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax
Net, Balance at beginning of period	€ (329)	€ 3,993
Recognised in profit or loss	(7,722)	(5,066)	€ (7,497)	[1]
Recognised in other comprehensive income	(990)	715
Foreign currency translation	518	29
Acquisition	326
Net, Balance at end of period	(8,197)	(329)	3,993
Deferred tax asset	59,215	58,461
Deferred tax liabilities	(67,412)	(58,790)
Deferred tax liabilities offset against assets	(48,888)	(41,102)
Deferred tax assets offset against liabilities	48,888	41,102
Net deferred tax assets	10,327	17,359
Net deferred tax liabilities	(18,524)	(17,688)
Property, plant and equipment
Tax
Net, Balance at beginning of period	(4,855)	(2,840)
Recognised in profit or loss	(5,140)	(1,969)
Foreign currency translation	508	(46)
Acquisition	30
Net, Balance at end of period	(9,457)	(4,855)	(2,840)
Deferred tax asset	1,563	1,528
Deferred tax liabilities	(11,020)	(6,383)
Intangible assets other than goodwill
Tax
Net, Balance at beginning of period	(22,348)	(25,314)
Recognised in profit or loss	2,536	3,296
Foreign currency translation	(130)	(330)
Acquisition	296
Net, Balance at end of period	(19,646)	(22,348)	(25,314)
Deferred tax asset	965	468
Deferred tax liabilities	(20,611)	(22,816)
Right-of use assets
Tax
Net, Balance at beginning of period	(21,979)	(23,535)
Recognised in profit or loss	(6,860)	1,556
Net, Balance at end of period	(28,839)	(21,979)	(23,535)
Deferred tax liabilities	(28,839)	(21,979)
Financial assets
Tax
Net, Balance at beginning of period	(3,985)	(316)
Recognised in profit or loss	2,539	(3,669)
Net, Balance at end of period	(1,446)	(3,985)	(316)
Deferred tax asset	453	401
Deferred tax liabilities	(1,899)	(4,386)
Provisions and deferred income
Tax
Net, Balance at beginning of period	3,965	4,801
Recognised in profit or loss	5,640	(768)
Recognised in other comprehensive income	(357)	7
Foreign currency translation	2	(75)
Net, Balance at end of period	9,250	3,965	4,801
Deferred tax asset	12,759	6,516
Deferred tax liabilities	(3,509)	(2,551)
Lease obligations
Tax
Net, Balance at beginning of period	19,927	23,274
Recognised in profit or loss	5,351	(3,347)
Net, Balance at end of period	25,278	19,927	23,274
Deferred tax asset	25,278	20,297
Deferred tax liabilities		(370)
Other
Tax
Net, Balance at beginning of period	4,949	(1,309)
Recognised in profit or loss	(727)	6,245
Foreign currency translation	22	13
Net, Balance at end of period	4,244	4,949	(1,309)
Deferred tax asset	5,778	5,254
Deferred tax liabilities	(1,534)	(305)
Tax credits
Tax
Net, Balance at beginning of period	1,034	1,521
Recognised in profit or loss	(199)	(1,270)
Recognised in other comprehensive income	(633)	708
Foreign currency translation	71	75
Net, Balance at end of period	273	1,034	1,521
Deferred tax asset	273	1,034
Tax loss carryforwards
Tax
Net, Balance at beginning of period	22,963	27,711
Recognised in profit or loss	(10,862)	(5,140)
Foreign currency translation	45	392
Net, Balance at end of period	12,146	22,963	€ 27,711
Deferred tax asset	€ 12,146	€ 22,963

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”